FINANCIAL INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INCOME (EXPENSES)
Interest income	R$ 571,784	R$ 312,978	R$ 177,236
Interest receivable (customers, taxes and other)	154,263	111,585	98,232
Gain on derivative transactions (Note 32)	390,146	149,089	181,162
Other income with foreign exchange and monetary variation (judicial deposits, taxes and others) (1)	1,040,811	734,336	780,663
Other financial income	59,194	2,545	114,237
Total	2,216,198	1,310,533	1,351,530
Loan, financing, debenture, leases charges and liabilities for the acquisition of a company (Note 21)	(1,850,286)	(924,215)	(648,816)
Loss on derivative transactions (Note 32)	(495,668)	(161,779)	(179,128)
Interest payable (financial institutions, trade accounts payable, taxes and other)	(345,424)	(194,223)	(129,030)
Foreign exchange variation on loans and financing (Note 21)	(108,310)
Expenses with monetary variations of provisions for contingencies (Note 20)	(893,963)	(887,446)	(555,542)
Other expenses with foreign exchange and monetary variation (suppliers, taxes and others)	(86,276)	(76,276)	(250,281)
IOF, Pis, Cofins and other financial expenses	(202,591)	(193,174)	(162,162)
Total	(3,982,518)	(2,437,113)	(1,924,959)
Financial income (expenses), net	(1,766,320)	(1,126,580)	(573,429)
Tax credits for PIS and COFINS	816,038	609,096	512,659
Leases charges	R$ 1,292,376	R$ 828,710	R$ 526,127